SHARE CAPITAL AND SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Shares	Shares

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Authorized:
2,000,000,000 shares of $0.0001 each	200	200
Issued and fully paid:
363,822,069 (2022: 330,134,480) ordinary shares of $0.0001 each	36	33

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2021 and January 1, 2022	308,456,852	31	1,261,454	1,261,485

Issuance of ordinary shares for follow-on public offering, net of issuance cost	18,722,000	2	377,641	377,643
Exercise of share options	2,040,580	—	4,070	4,070
Reclassification of vesting of restricted share units	915,048	—	13,850	13,850

At December 31, 2022 and January 1, 2023	330,134,480	33	1,657,015	1,657,048

Issuance of ordinary shares for private placements, net of issuance cost	8,834,742	1	234,409	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	10,937,500	1	349,277	349,278
Issuance of ordinary shares for exercise of warrants	10,000,000	1	352,490	352,491
Exercise of share options	2,460,172	—	18,051	18,051
Reclassification of vesting of restricted share units	1,455,175	—	25,878	25,878

At December 31, 2023	363,822,069	36	2,637,120	2,637,156